Cash and Cash Equivalents (Details) - Schedule of Cash in Process of Collection and in Process - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Documents held by other banks (documents to be cleared)	$ 121,290	$ 85,467
Funds receivable	451,262	727,057
Subtotal	572,552	812,524
Liabilities
Funds payable	(497,110)	(775,082)
Subtotal	(497,110)	(775,082)
Cash in process of collection, net	$ 75,442	$ 37,442